Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net investment income	$ 1,420.9	$ 1,342.3	$ 1,242.1
Fee income	614.0	583.5	526.4
Premiums	33.9	67.3	35.0
Broker-dealer commission revenue	218.3	220.0	275.3
Net realized capital gains (losses):
Total other-than-temporary impairment losses	116.8	199.2	433.5
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	(9.5)	(52.1)	(39.0)
Net other-than-temporary impairments recognized in earnings	107.3	147.1	394.5
Other net realized capital gains	(108.5)	128.3	368.4
Total net realized capital gains (losses)	(215.8)	(18.8)	(26.1)
Other income	14.5	33.3	27.9
Total revenue	2,085.8	2,227.6	2,080.6
Benefits and expenses:
Interest credited and other benefits to contract owners	763.4	769.2	720.8
Operating expenses	692.0	789.8	668.3
Broker-dealer commission expense	218.3	220.0	275.3
Net amortization of deferred policy acquisition costs and value of business acquired	94.2	(41.2)	59.1
Interest expense	2.6	2.9	3.5
Total benefits and expenses	1,770.5	1,740.7	1,727.0
Income before income taxes	315.3	486.9	353.6
Income tax expense	(5.0)	109.0	32.2
Net income (loss)	$ 320.3	$ 377.9	$ 321.4